Share-based Payment Expense - Summary of Options Granted Under 2010 and 2021 Savings-Related Share Option Schemes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 Rate	Dec. 31, 2022 € / shares	Dec. 31, 2022 shares	Dec. 31, 2022	Dec. 31, 2022 yr	Dec. 31, 2021 yr € / shares shares	Dec. 31, 2020 € / shares shares
Disclosure Of Share Based Compensation Expense [line items]
Description of maximum term of options granted for share-based payment arrangement	6 months
Description of option Life share options granted | Rate		10
2010 Savings related share option exercisable within six months after third anniversary of contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted				476,454			346,237	0
Description of option Life share options granted		0.33				3	3
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted				95,074			108,831	0
Description of option Life share options granted		0.20				5	5
2010 and 2021 Savings Related Share Option Schemes
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price (Euro per share) | € / shares			€ 34.99				€ 42.53	€ 31.70
Number of options granted			571,528	571,528			455,068	0
Exercisable period of share options granted	shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable
Discount rate on exercise price at which options are granted					15.00%